Document And Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Entity Registrant Name	CHINA FINANCE ONLINE CO. LTD
Entity Central Index Key	0001297830
Trading Symbol	jrjc
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	118,098,018
Document Type	20-F/A
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form 20-F for period ended 12/31/15